Finance Costs	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Finance costs
26.	Finance costs

This caption is made up as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Interest on senior notes, note 16 (c)	63,333	60,857	56,081
Finance cost on cross currency swaps	15,046	16,144	14,958
Interest on promissory notes	7,326	8,298	5,537
Counterparty credit risk in cross currency swaps	848	542	-
Expenses for the purchase and amortization of issuance costs of senior notes	815	816	807
Interest on lease liabilities	383	409	-
Interest for bank overdraft	-	802	-
Commission for prepayment of loans	-	325	-
Other	479	74	145

Total interest expense	88,230	88,267	77,528
Unwinding of discount of provisions, note 15	735	427	458

Total finance costs	88,965	88,694	77,986